Loans and borrowings	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Loans and borrowings

20.Loans and borrowings

20.1Composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2025	2024
	2025	2024
Local currency
Bonds	6.2%	9.8%	4,985	5,193
Commercial and syndicated loan	7.3%	11.7%	6,199	5,302
Lease liabilities	8.8%	9.2%	818	876
			12,002	11,371
Foreign currency (1)
Bonds	7.6%	7.0%	79,222	88,881
Commercial and syndicated loans	6.5%	6.5%	16,670	18,254
Loans from related parties (Note 31)	6.0%	6.0%	728	829
Lease liabilities	6.6%	6.5%	578	630
			97,198	108,594
			109,200	119,965
Current			10,080	11,288
Non–current			99,120	108,677
			109,200	119,965
(1)	The reduction in foreign currency debt is primarily due to the decline in the exchange rate. Spot rate fell from $4,409.15 to $3,757.08 between December 31, 2024 and December 31, 2025, respectively.

During 2025, loans and borrowings for $18,402 were acquired mainly: in Ecopetrol S.A. for $13,174 and Interconexión Eléctrica S.A. E.S.P. for $4,375. Among these, the following stand out:

-A dollar-denominated commercial loan from Banco Santander maturing in April 2030.

-Disbursement of a long-term dollar-denominated loan maturing in 2030 from Sumitomo Mitsui Banking Corporation and Banco Latinoamericano de Exportaciones S.A. - Bladex totaling USD 530 million, with the proceeds earmarked for the company’s acquisitions and a debt restructuring transaction.

As of December 31, 2025, U.S. dollar denominated total debt corresponds to USD $29,065 million, recognized in financial statements at its amortized cost, which corresponds to the present value of cash flows, discounted at the effective interest rate of each loan and borrowing.

As a result of the Business Group’s strategy, related to the comprehensive management of maturities, during 2025 capital payments were made for $15,192: mainly in Ecopetrol S.A. for $11,590, and Interconexión Eléctrica S.A. E.S.P. for $2,833. Likewise, interest payments were made for $8,199 mainly in Ecopetrol S.A. for $5,767, and in Interconexión Eléctrica S.A. E.S.P. for $2,250.

20.2Fair value of loans

The following are the fair values of loans and borrowings as of December 31, 2025, and 2024:

	2025	2024
Local currency
Bonds	4,904	5,153
Commercial and syndicated loan	6,024	5,973
Lease liabilities	818	876
	11,746	12,002
Foreign currency
Bonds	77,440	83,721
Commercial, syndicated loans and related parties	15,072	20,784
Lease liabilities and related parties	578	630
	93,090	105,135
	104,836	117,137

The fair value of loans and borrowings is classified as Level 2.

20.3Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2025:

	Up to 1
	year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	223	1,675	1,181	1,906	4,985
Commercial and syndicated loan	563	3,914	1,647	75	6,199
Lease liabilities	141	580	96	1	818
	927	6,169	2,924	1,982	12,002
Foreign currency
Bonds	4,896	27,658	29,195	17,473	79,222
Commercial and syndicated loans and lease liabilities	3,529	12,024	1,621	74	17,248
Loans from related parties	728	—	—	—	728
	9,153	39,682	30,816	17,547	97,198
	10,080	45,851	33,740	19,529	109,200

The following are the maturities of loans and borrowing as of December 31, 2024:

	Up to 1
	year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	375	1,256	1,385	2,177	5,193
Commercial and syndicated loan	554	3,299	1,324	125	5,302
Lease liabilities	225	441	209	1	876
	1,154	4,996	2,918	2,303	11,371
Foreign currency
Bonds	5,548	24,886	37,937	20,510	88,881
Commercial and syndicated loans	3,632	13,827	462	333	18,254
Loans from related parties	829	—	—	—	829
Lease liabilities	125	251	205	49	630
	10,134	38,964	38,604	20,892	108,594
	11,288	43,960	41,522	23,195	119,965

20.4Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2025, and 2024:

	2025	2024
Local currency
Fixed rate	1,688	1,800
Floating rate	10,314	9,571
	12,002	11,371
Foreign currency
Fixed rate	70,864	83,481
Floating rate	26,334	25,113
	97,198	108,594
	109,200	119,965

20.5Loans designated as hedging instrument

As of December 31, 2025, the Ecopetrol Group designated USD$17,348 million (2024 – USD$17,612 million) of foreign currency debt as a hedging instrument, of which USD$10,001 million (2024 - $10,269 million) is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and USD$7,347 million (2024 – USD$7,343 million) is used to hedge the cash flows of future crude oil exports. See Notes 30.4.

20.6Guarantees and covenants

Ecopetrol S.A. has commitments (covenants) related to the delivery of periodic financial information and the fulfillment of obligations arising from credit agreements with financial institutions, fiduciary entities, bondholders, rating agencies, auditors, among others.

As of December 31, 2025, the estimated value of the current guarantees granted by ISA and its companies, within the framework of the definition in paragraph 14 of IFRS 7, used to support growth in its different business units and to ensure commercial, operational, and strategic viability amounts to $19,771 (2024 - $22,665), mainly in i) Chile for $13,189 (2024 - $15,799) in Intervial Chile, Ruta del Loa, Ruta de los Ríos, Ruta de la Araucaría and Ruta del Maipo, b) Brazil in ISA CTEEP for $3,907 (2024 - $4,187), and c) Colombia on the Ruta Costera for $2,679 (2024 - $2,679).

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others.

Ecopetrol USA Inc. and its subsidiaries have commitments (covenants) related to the delivery of periodic financial information and compliance with the obligations arising from a volumetric prepayment agreement, a commercial contract in which Ecopetrol Group receives payments in advance for production, with a third party. The opening and closing balance in 2025 for this contract correspond to $255 MUSD and $159 MUSD, respectively.

During the reporting year, the Ecopetrol Group has complied with its payment obligations, guarantees and commitments with its bondholders and local and/or international financing entities.